Long-term debt - Additional Information 1 (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	May 28, 2019	Jan. 29, 2018	Aug. 31, 2014
Line of Credit Facility [Line Items]
Loan Covenant, Security Maintenance Percentage to Loans Outstanding	125.00%
$385 Million Facility [Member]
Line of Credit Facility [Line Items]
Aggregate borrowing capacity	$ 385
Revolving credit facility
Line of Credit Facility [Line Items]
Aggregate borrowing capacity		$ 85	$ 85	$ 85